INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income Tax Expenses

Income tax expenses comprise:

	Year ended December 31,
	2012	2013	2014
Current Tax Expenses (Benefit)	$(1,894,736)	$(162,621)	$—
Deferred Tax Expenses (Benefit)	12,148,323	1,434,386	—
Total	$10,253,587	$1,271,765	$—

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities are as follows:

	December 31,
	2013	2014
Net operating loss carried forward	$29,784,578	$27,349,606
Inventory write-down	1,531,750	26,141
Bad debt provision	1,518,953	478,367
Government grants related to assets	423,938	498,582
Long-lived asset impairment & depreciation	23,083,996	21,009,037
Others	290,652	748,018
Sub-total	56,633,867	50,109,751
Valuation Allowance	(56,633,867)	(50,109,751)
Total	$-	$—
Deferred tax assets are analyzed as:
Current	$—	$—
Non-current	—	—

Schedule of Changes of Valuation Allowance
	Year ended December 31,
	2012	2013	2014
Beginning balance	$—	$37,682,733	$56,633,867
Additions (Reversal)	37,238,701	56,697,096	(5,168,917)
Deconsolidation	—	(39,357,744)	—
Foreign exchange effect	444,032	1,611,782	(1,355,199)
Ending Balance	$37,682,733	$56,633,867	$50,109,751

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate of the Group is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2012	2013	2014
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(9)%	(2)%	(9)%
Effect of different reversal rate	8%	3%	1%
Additional tax deductions	—%	(1)%	(8)%
Non-deductible expenses	—%	—%	—%
Different tax rate in other jurisdictions	(1)%	—%	6%

Changes in valuation allowance	(35)%	(26)%	—%
Tax credits	—%	—%	(15)%
Prior year adjustment	2%	—%	—%
Effective tax rate	(10)%	(1)%	—%